Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements

U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2017		December 31, 2016
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$352	$352	$586	$586
Short-term investments	1	50	50	–	–
Long-term debt
Retail	2	917	939	917	929
Institutional	2	534	522	533	532
Other	2	191	191	203	203